FINANCIAL INSTRUMENTS - Liquidity risk (Details) - Liquidity risk - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL INSTRUMENTS
Trade payables	$ 587	$ 286
User accounts	9,201	6,411
Accrued expenses and other payables	2,873	1,768
Loan from bank		326
Lease liabilities	1,827	2,138
Contingent consideration	600
Total	15,088	10,929
Less than one year
FINANCIAL INSTRUMENTS
Trade payables	587	286
User accounts	9,201	6,411
Accrued expenses and other payables	2,873	1,768
Loan from bank		40
Lease liabilities	702	582
Contingent consideration	300
Total	13,663	9,087
1 to 2 years
FINANCIAL INSTRUMENTS
Loan from bank		82
Lease liabilities	658	582
Contingent consideration	300
Total	958	664
2 to 3 years
FINANCIAL INSTRUMENTS
Loan from bank		82
Lease liabilities	467	582
Total	$ 467	664
3 to 4 years
FINANCIAL INSTRUMENTS
Loan from bank		82
Lease liabilities		392
Total		474
4 to 5 years
FINANCIAL INSTRUMENTS
Loan from bank		40
Total		$ 40